UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Trend Fund

March 31, 2011

1.799849.107

TRE-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.1%
Minth Group Ltd.	520,000	$ 872
Automobiles - 0.7%
Ford Motor Co. (a)	413,100	6,159
Hyundai Motor Co.	6,240	1,155
		7,314
Diversified Consumer Services - 0.7%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	7,900	791
Weight Watchers International, Inc.	99,400	6,968
		7,759
Hotels, Restaurants & Leisure - 0.5%
Ctrip.com International Ltd. sponsored ADR (a)	141,500	5,871
Las Vegas Sands Corp. (a)	2,100	89
		5,960
Household Durables - 3.3%
Beazer Homes USA, Inc. (a)(d)	292,200	1,335
iRobot Corp. (a)	107,000	3,519
La-Z-Boy, Inc. (a)	181,200	1,730
M.D.C. Holdings, Inc.	153,900	3,901
Meritage Homes Corp. (a)	98,700	2,382
Ryland Group, Inc.	189,000	3,005
Tempur-Pedic International, Inc. (a)	429,300	21,748
		37,620
Internet & Catalog Retail - 2.6%
Amazon.com, Inc. (a)	112,700	20,301
E-Commerce China Dangdang, Inc. ADR (d)	119,500	2,465
Netflix, Inc. (a)	6,400	1,519
Priceline.com, Inc. (a)	10,500	5,318
		29,603
Leisure Equipment & Products - 0.6%
Hasbro, Inc.	139,000	6,511
Media - 0.3%
Discovery Communications, Inc. (a)	2,700	108
Valassis Communications, Inc. (a)	101,100	2,946
		3,054
Specialty Retail - 3.0%
DSW, Inc. Class A (a)(d)	139,700	5,582
Sally Beauty Holdings, Inc. (a)	829,475	11,621
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	322,500	$ 16,038
Vitamin Shoppe, Inc. (a)	6,600	223
		33,464
Textiles, Apparel & Luxury Goods - 1.2%
Deckers Outdoor Corp. (a)	66,800	5,755
Phillips-Van Heusen Corp.	100,400	6,529
Titan Industries Ltd.	17,035	1,458
Vera Bradley, Inc.	1,100	46
		13,788
TOTAL CONSUMER DISCRETIONARY		145,945
CONSUMER STAPLES - 8.4%
Beverages - 2.2%
Anheuser-Busch InBev SA NV	52,117	2,970
Dr Pepper Snapple Group, Inc.	303,500	11,278
PepsiCo, Inc.	44,900	2,892
The Coca-Cola Co.	118,400	7,856
		24,996
Food & Staples Retailing - 1.3%
BJ's Wholesale Club, Inc. (a)	177,400	8,661
Drogasil SA	270,600	2,115
Fresh Market, Inc.	41,328	1,560
Wal-Mart de Mexico SA de CV Series V	750,100	2,246
		14,582
Food Products - 1.7%
Green Mountain Coffee Roasters, Inc. (a)	196,100	12,670
Mead Johnson Nutrition Co. Class A	46,400	2,688
Nestle SA sponsored ADR	52,400	3,012
Shenguan Holdings Group Ltd.	944,000	1,104
		19,474
Household Products - 0.4%
Procter & Gamble Co.	68,955	4,248
Personal Products - 2.8%
Estee Lauder Companies, Inc. Class A	55,400	5,338
Hengan International Group Co. Ltd.	162,000	1,202
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Herbalife Ltd.	186,400	$ 15,166
Schiff Nutrition International, Inc. (e)	1,090,800	9,937
		31,643
TOTAL CONSUMER STAPLES		94,943
ENERGY - 12.4%
Energy Equipment & Services - 3.5%
Baker Hughes, Inc.	65,000	4,773
Halliburton Co.	149,300	7,441
Noble Corp.	98,100	4,475
Oceaneering International, Inc. (a)	51,800	4,634
Schlumberger Ltd.	113,500	10,585
Transocean Ltd. (a)	34,100	2,658
Weatherford International Ltd. (a)	206,400	4,665
		39,231
Oil, Gas & Consumable Fuels - 8.9%
Atlas Pipeline Partners, LP	43,000	1,484
BP PLC sponsored ADR	23,900	1,055
Chesapeake Energy Corp.	107,300	3,597
Chevron Corp.	42,700	4,587
Exxon Mobil Corp.	752,500	63,308
Hess Corp.	33,100	2,820
Holly Corp.	77,800	4,727
Marathon Oil Corp.	83,000	4,425
Massey Energy Co.	84,500	5,776
Southwestern Energy Co. (a)	123,700	5,315
Whiting Petroleum Corp. (a)	49,600	3,643
		100,737
TOTAL ENERGY		139,968
FINANCIALS - 5.1%
Capital Markets - 1.8%
Bank of New York Mellon Corp.	88,100	2,632
Charles Schwab Corp.	313,500	5,652
Goldman Sachs Group, Inc.	14,300	2,266
Morgan Stanley	215,000	5,874
TD Ameritrade Holding Corp.	189,300	3,951
		20,375
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 1.4%
Aozora Bank Ltd.	533,000	$ 1,205
Comerica, Inc.	88,900	3,264
Regions Financial Corp.	383,900	2,787
SunTrust Banks, Inc.	96,100	2,772
Synovus Financial Corp.	1,077,200	2,585
Wells Fargo & Co.	85,100	2,698
Zions Bancorporation	11,261	260
		15,571
Consumer Finance - 0.2%
SLM Corp. (a)	124,600	1,906
Diversified Financial Services - 0.6%
Citigroup, Inc. (a)	656,400	2,901
JPMorgan Chase & Co.	71,200	3,282
		6,183
Insurance - 0.4%
AFLAC, Inc.	20,600	1,087
Assured Guaranty Ltd.	259,900	3,873
		4,960
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	155,700	4,157
Jones Lang LaSalle, Inc.	30,000	2,992
The St. Joe Co. (a)	40,111	1,006
		8,155
Thrifts & Mortgage Finance - 0.0%
BankUnited, Inc.	7,200	207
TOTAL FINANCIALS		57,357
HEALTH CARE - 9.5%
Biotechnology - 4.4%
Achillion Pharmaceuticals, Inc. (a)	182,300	1,303
Alexion Pharmaceuticals, Inc. (a)	69,946	6,902
Amarin Corp. PLC ADR (a)	178,500	1,303
Amicus Therapeutics, Inc. (a)	432,600	3,067
Amylin Pharmaceuticals, Inc. (a)	24,238	276
Ardea Biosciences, Inc. (a)	81,500	2,338
ARIAD Pharmaceuticals, Inc. (a)	444,600	3,343
ArQule, Inc. (a)	118,400	848
BioMarin Pharmaceutical, Inc. (a)	130,600	3,282
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Dynavax Technologies Corp. (a)	493,700	$ 1,363
Gilead Sciences, Inc. (a)	228,200	9,685
Keryx Biopharmaceuticals, Inc. (a)	302,600	1,513
Lexicon Pharmaceuticals, Inc. (a)	432,900	727
Nanosphere, Inc. (a)	139,734	454
NPS Pharmaceuticals, Inc. (a)	139,900	1,339
SIGA Technologies, Inc. (a)(d)	397,600	4,811
Theravance, Inc. (a)	124,600	3,018
United Therapeutics Corp. (a)	56,500	3,787
		49,359
Health Care Equipment & Supplies - 1.2%
Alere, Inc. (a)	142,331	5,571
Edwards Lifesciences Corp. (a)	82,600	7,186
Mako Surgical Corp. (a)	45,000	1,089
		13,846
Health Care Providers & Services - 1.4%
McKesson Corp.	88,900	7,028
Medco Health Solutions, Inc. (a)	153,800	8,637
		15,665
Health Care Technology - 1.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	404,900	8,499
Cerner Corp. (a)	38,500	4,281
		12,780
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	1,700	119
Thermo Fisher Scientific, Inc. (a)	50,900	2,827
		2,946
Pharmaceuticals - 1.1%
AVANIR Pharmaceuticals Class A (a)(d)	476,300	1,943
Cadence Pharmaceuticals, Inc. (a)(d)	238,600	2,198
Shire PLC sponsored ADR	33,800	2,944
Valeant Pharmaceuticals International, Inc. (Canada)	100,601	5,021
		12,106
TOTAL HEALTH CARE		106,702
INDUSTRIALS - 11.6%
Aerospace & Defense - 4.3%
Alliant Techsystems, Inc.	5,000	353
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Applied Energetics, Inc. (a)	9,358	$ 6
Precision Castparts Corp.	52,600	7,742
Raytheon Co.	92,200	4,690
Textron, Inc.	517,900	14,185
United Technologies Corp.	247,600	20,959
		47,935
Airlines - 0.4%
Copa Holdings SA Class A	32,100	1,695
Southwest Airlines Co.	218,200	2,756
		4,451
Building Products - 0.4%
Masco Corp.	136,400	1,899
Quanex Building Products Corp.	111,850	2,196
		4,095
Commercial Services & Supplies - 0.0%
Higher One Holdings, Inc. (a)	5,200	75
Sykes Enterprises, Inc. (a)	5,100	101
		176
Construction & Engineering - 1.0%
Fluor Corp.	46,000	3,388
Jacobs Engineering Group, Inc. (a)	72,100	3,708
KBR, Inc.	81,200	3,067
URS Corp. (a)	24,000	1,105
		11,268
Electrical Equipment - 1.4%
Alstom SA	188,927	11,167
American Superconductor Corp. (a)(d)	99,700	2,480
Emerson Electric Co.	1,800	105
Satcon Technology Corp. (a)(d)	508,800	1,964
		15,716
Machinery - 2.1%
Cummins, Inc.	81,000	8,879
Ingersoll-Rand Co. Ltd.	247,800	11,971
Weg SA	205,700	2,709
		23,559
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.9%
IHS, Inc. Class A (a)	1,300	$ 115
Towers Watson & Co.	183,600	10,182
		10,297
Road & Rail - 0.6%
Union Pacific Corp.	69,100	6,795
Trading Companies & Distributors - 0.5%
WESCO International, Inc. (a)	92,000	5,750
TOTAL INDUSTRIALS		130,042
INFORMATION TECHNOLOGY - 31.9%
Communications Equipment - 3.6%
Acme Packet, Inc. (a)	40,100	2,845
Calix Networks, Inc. (a)	143,400	2,912
Juniper Networks, Inc. (a)	216,200	9,098
QUALCOMM, Inc.	409,400	22,447
Riverbed Technology, Inc. (a)	71,187	2,680
		39,982
Computers & Peripherals - 7.0%
Apple, Inc. (a)	193,500	67,425
Hewlett-Packard Co.	64,600	2,647
NetApp, Inc. (a)	24,500	1,180
SanDisk Corp. (a)	95,100	4,383
Western Digital Corp. (a)	83,600	3,117
		78,752
Internet Software & Services - 7.5%
Akamai Technologies, Inc. (a)	96,900	3,682
Baidu.com, Inc. sponsored ADR (a)	42,000	5,788
Demand Media, Inc.	22,000	518
eBay, Inc. (a)	777,000	24,118
Facebook, Inc. Class B (a)	41,991	1,050
Google, Inc. Class A (a)	62,500	36,638
Mail.ru Group Ltd. GDR (a)(f)	1,800	54
NetEase.com, Inc. sponsored ADR (a)	40,400	2,000
OpenTable, Inc. (a)	27,000	2,871
Rackspace Hosting, Inc. (a)(d)	178,196	7,636
Velti PLC (a)	40,291	507
		84,862
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 2.7%
Cognizant Technology Solutions Corp. Class A (a)	264,500	$ 21,530
International Business Machines Corp.	29,500	4,811
Virtusa Corp. (a)	195,000	3,652
		29,993
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. (a)(d)	657,400	5,654
Alpha & Omega Semiconductor Ltd. (a)	5,100	65
Avago Technologies Ltd.	113,400	3,527
Broadcom Corp. Class A	112,400	4,426
Inphi Corp.	4,900	103
LTX-Credence Corp. (a)	201,400	1,839
Marvell Technology Group Ltd. (a)	244,200	3,797
National Semiconductor Corp.	79,700	1,143
NVIDIA Corp. (a)	585,100	10,801
		31,355
Software - 8.3%
BMC Software, Inc. (a)	121,800	6,058
Check Point Software Technologies Ltd. (a)	56,700	2,895
Citrix Systems, Inc. (a)	51,100	3,754
Informatica Corp. (a)	139,800	7,302
Intuit, Inc. (a)	255,600	13,572
Longtop Financial Technologies Ltd. ADR (a)	61,700	1,939
MICROS Systems, Inc. (a)	247,400	12,229
Oracle Corp.	524,200	17,493
Red Hat, Inc. (a)	136,100	6,178
Rovi Corp. (a)	11,900	638
salesforce.com, Inc. (a)	53,000	7,080
Solera Holdings, Inc.	214,400	10,956
VMware, Inc. Class A (a)	43,300	3,531
		93,625
TOTAL INFORMATION TECHNOLOGY		358,569
MATERIALS - 5.9%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	31,300	2,823
Ashland, Inc.	109,300	6,313
CF Industries Holdings, Inc.	51,100	6,990
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
LyondellBasell Industries NV Class A (a)	150,400	$ 5,948
Praxair, Inc.	64,700	6,574
		28,648
Metals & Mining - 3.4%
Alcoa, Inc.	108,700	1,919
AngloGold Ashanti Ltd. sponsored ADR	77,300	3,707
Freeport-McMoRan Copper & Gold, Inc.	107,800	5,988
Goldcorp, Inc.	119,000	5,932
Ivanhoe Mines Ltd. (a)	200,600	5,501
Newcrest Mining Ltd.	195,954	8,070
Reliance Steel & Aluminum Co.	61,000	3,525
Royal Gold, Inc.	2,100	110
United States Steel Corp. (d)	57,500	3,102
		37,854
TOTAL MATERIALS		66,502
TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
American Tower Corp. Class A (a)	365,300	18,930
SOFTBANK CORP.	35,100	1,401
		20,331
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	78,300	1,018
TOTAL COMMON STOCKS (Cost $871,569)		1,121,377
Money Market Funds - 2.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.16% (b)	5,975,441	$ 5,975
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	26,394,953	26,395
TOTAL MONEY MARKET FUNDS (Cost $32,370)		32,370
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $903,939)		1,153,747
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(29,056)
NET ASSETS - 100%		$ 1,124,691
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2
Fidelity Securities Lending Cash Central Fund	144
Total	$ 146
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Schiff Nutrition International, Inc.	$ 7,687	$ 2,074	$ -	$ -	$ 9,937
Total	$ 7,687	$ 2,074	$ -	$ -	$ 9,937
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 145,945	$ 145,945	$ -	$ -
Consumer Staples	94,943	91,973	2,970	-
Energy	139,968	139,968	-	-
Financials	57,357	57,357	-	-
Health Care	106,702	106,702	-	-
Industrials	130,042	130,042	-	-
Information Technology	358,569	357,519	-	1,050
Materials	66,502	66,502	-	-
Telecommunication Services	20,331	20,331	-	-
Utilities	1,018	1,018	-	-
Money Market Funds	32,370	32,370	-	-
Total Investments in Securities:	$ 1,153,747	$ 1,149,727	$ 2,970	$ 1,050
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	1,050
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,050
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $907,120,000. Net unrealized appreciation aggregated $246,627,000, of which $258,774,000 related to appreciated investment securities and $12,147,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 31, 2011